Restructuring and Asset Impairment Charges - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Cash-based restructuring charges	$ 4,683
Loss on contract termination	5,500
Wireless restructuring costs	400
Restructuring reserve, noncurrent	400
Employee severance and termination benefits
Restructuring Cost and Reserve [Line Items]
Cash-based restructuring charges	$ 4,683	$ 0	$ 0
Subscriber Contracts In New Zealand And Puerto Rico
Restructuring Cost and Reserve [Line Items]
Amortization of subscriber acquisition costs			7,600
Loss on translation adjustment			1,100
Proceeds from sale of contracts			6,200
Net loss on disposal			$ 2,600